International Opportunities Fund Investment Objectives and Goals - International Opportunities Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: International Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation through equity and equity-related investments of small to mid cap companies throughout the world, excluding the United States.